Equity-Based Compensation - Fair Value of Units Vested and Unit-Based Liabilities Paid for Unit Based Awards (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of units vested	$ 1	$ 5
Unit-based liabilities paid	5		1
Restricted Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of units vested	1	3	1
Unit-based liabilities paid	$ 2	$ 1